UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-06400

The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

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101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

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Michael Beattie, President
The Advisors’ Inner Circle Fund
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

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Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: December 31
Date of Reporting Period: July 1, 2020 to June 30, 2021

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Item 1. Proxy Voting Record.

Harvest Asian Bond Fund
A series of The Advisors’ Inner Circle Fund

Harvest Asian Bond Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
NUOXI CAPITAL LTD
Security ID: BJ9RPH6
Ticker: HKJHCC 7.5 01/28/22
Meeting Date: 27-May-21
1
"that This Meeting of the Holders of the Usd 300,000,000 7.45 Per Cent. Guaranteed Bonds Due 2022 of Nuoxi Capital Limited Presently Outstanding (the Bonds and the Issuer Respectively) Constituted by the Trust Deed Dated 16 April 2019 (the Trust Deed) Made Between the Issuer and the Bank of New York Mellon, London Branch (the Trustee) As Trustee for the Holders of the Bonds (the Bondholders) Hereby Resolves To: 1. Approve the Draft Reorganisation Plan Issued by the Administrators of Peking University Founder Group Issued 30 April 2021 (the "draft Plan") and the Implementation of the Terms Set Out Therein, and Instruct the Trustee to Vote on Behalf of the Bondholders to Approve Such Plan at the Applicable Meeting of Creditors; 2. If the Draft Plan is Approved, Instruct the Trustee to Select the Cash Option (as Defined in the Notice Convening This Meeting); 3. Sanction Every Abrogation, Modification, Compromise Or Arrangement in Respect of the Rights of the Bondholders Appertaining to the Bonds Against the Issuer and the Guarantor, Whether Or Not Such Rights Arise Under the Trust Deed, Involved in Or Resulting from Or to be Effected By, the Draft Plan and Its Implementation; 4. Authorise, Direct, Request and Empower the Trustee to Concur in the Actions Referred to in Paragraphs (1) and (2) of This Resolution And, in Order to Give Effect Thereto and to Implement the Same, Forthwith to Execute and Do, All Such Other Deeds, Instruments, Acts and Things As May be Necessary Or Appropriate to Carry Out and Give Effect to This Resolution and the Implementation of the Actions Referred to in Paragraphs (1) and (2) of This Resolution; and 5. Discharge and Exonerate the Trustee from All Liability for Which It May Have Become Or May Become Responsible Under the Trust Deed Or the Bonds in Respect of Any Act Or Omission in Connection with the Draft Plan, Its Implementation Or This Extraordinary Resolution Except As Otherwise Defined, Capitalised Terms Used in This Extraordinary Resolution Will Have the Meanings Given to Them in the Trust Deed."
	Management	For	Voted - For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 17, 2021